Note 8 - Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018	2017
Net loss attributable to Avalon Holdings Corporation common shareholders	$(1,144)	$(307)

Shares used in computing basic loss per share	3,814	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,814	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.30)	$(0.08)